Acquisitions - Summary of HPES Defined Benefit Pension Plan (Details) - USD ($) $ in Millions	Mar. 31, 2018		Apr. 01, 2017	Mar. 31, 2017		Apr. 01, 2016
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Other long-term liabilities	$ (879)	[1]		$ (342)	[2]
Pension Plans, Defined Benefit
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Other assets	1,118			73
Accrued expenses and other current liabilities	(28)			(7)
Net amount recorded	190			(299)
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Projected benefit obligation	(11,384)			(3,297)		$ (2,879)
Fair value of plan assets	11,574			2,998		$ 2,597
Funded status at end of year	$ 190			$ (299)
Defined Benefit Plan, Information about Plan Assets [Abstract]
Percent of plan assets	100.00%			100.00%
Pension Plans, Defined Benefit | Hewlett Packard Enterprise Services
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Other assets			$ 558
Accrued expenses and other current liabilities			(13)
Other long-term liabilities			(547)
Net amount recorded			(2)
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Projected benefit obligation			(7,413)
Fair value of plan assets			7,411
Funded status at end of year			$ (2)
Defined Benefit Plan, Information about Plan Assets [Abstract]
Percent of plan assets			100.00%
Equity securities | Pension Plans, Defined Benefit
Defined Benefit Plan, Information about Plan Assets [Abstract]
Percent of plan assets	25.00%			33.00%
Equity securities | Pension Plans, Defined Benefit | Hewlett Packard Enterprise Services
Defined Benefit Plan, Information about Plan Assets [Abstract]
Percent of plan assets			22.00%
Debt securities | Pension Plans, Defined Benefit
Defined Benefit Plan, Information about Plan Assets [Abstract]
Percent of plan assets	53.00%			33.00%
Debt securities | Pension Plans, Defined Benefit | Hewlett Packard Enterprise Services
Defined Benefit Plan, Information about Plan Assets [Abstract]
Percent of plan assets			72.00%
Alternatives | Pension Plans, Defined Benefit | Hewlett Packard Enterprise Services
Defined Benefit Plan, Information about Plan Assets [Abstract]
Percent of plan assets			5.00%
Cash and cash equivalents | Pension Plans, Defined Benefit
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	$ 305			$ 102
Cash and cash equivalents | Pension Plans, Defined Benefit | Hewlett Packard Enterprise Services
Defined Benefit Plan, Information about Plan Assets [Abstract]
Percent of plan assets			1.00%

[1]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.
[2]	Certain prior year amounts were adjusted to retroactively reflect the legal capital of DXC.